RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 6- RELATED PARTY TRANSACTIONS

Amounts due from related parties as of September 30, 2021 and December 31, 2020 were as follows:

		September 30, 2021	December 31, 2020
Mr. Yumin Lin	President, Chief Executive Officer, Secretary, Director	$-	$45,662
Mr. Kaihong Lin	Chief Financial Officer and Treasurer	204	215,973
Ms. Xiulan Zhou	Manager of a subsidiary, Mr. Yumin Lin’s wife	-	360,273
Mr. Huagen Li	Manager of a subsidiary	-	123,456
Mr. Zhipeng Zuo	Manager of a subsidiary	-	133,658
Mr. Deqin Ke	Manager of a subsidiary	26,765	-
Ms. Shuqin Chen	Manager of a subsidiary	-	105,784
Mr. Hongwei Ye	Manager of a subsidiary	56
		$27,025	$984,806

Amounts due to related parties as of September 30, 2021 and December 31, 2020 were as follows:

		September 30, 2021	December 31, 2020
Mr. Yumin Lin	President, Chief Executive Officer, Secretary, Director	$153,587	$-
Ms. Huagen Li	Manager of a subsidiary	2,482	-
Ms. Xiulan Zhou	Manager of a subsidiary, Mr. Yumin Lin’s wife	1,141	-
Mr. Yuwen Li	Vice President	295,331	292,024
Ms. Lihua Li	Mr. Yuwen Li’s wife	-	677
Mr. Zihao Ye	Manager of a subsidiary	-	12,958
Mr. Zhipeng Zuo	Manager of a subsidiary	3,878	-
Mr. Weihua Zuo	Manager of a subsidiary	-	2,298
Mr. Deqin Ke	Manager of a subsidiary	-	9,274
Ms. Shuqin Chen	Manager of a subsidiary	4,956	-
Ms. Xiuyun Wang	Manager of a subsidiary	5,935	1,483
Mr. Shengpin Liu	Manager of a subsidiary	-	306
Mr. Aisheng Zhang	Manager of a subsidiary	11,944	3,063
Mr. Zhihua Liao	Manager of a subsidiary	4,654	12,254
Mr. Meng Xue	Manager of a subsidiary	776	-
Mr. Minghua Cheng	Director	155,120	-
Mr. Anping Chen	Manager of a subsidiary	3,878	-
Ms. Chunxiang Zhang	Manager of a subsidiary	6,205	-
Mr. Youliang Ma	Manager of a subsidiary	1,551	-
Shenzhen DaXingHuaShang Industry Development Ltd.	Mr. Yumin Lin is the supervisor of Shenzhen DaXingHuaShang Industry Development Ltd.	92,793	3,063
		$744,231	$337,400

Revenues generated from related parties during the nine months ended September 30, 2021 and 2020 were as follows:

		For the nine months ended September 30,
		2021	2020
Mr. Kaihong Lin	Chief Financial Officer and Treasurer	$391	$-
Mr. Yumin Lin	President, Chief Executive Officer, Secretary, Director	302	327
Ms. Xiulan Zhou	Manager of a subsidiary, Mr. Yumin Lin’s wife	52	42
Mr. Naiyong Luo	Manager of a subsidiary	5,742	-
Mr. Hongwei Ye	Manager of a subsidiary, Shareholder	6,451	823
Mr. Zihao Ye	Manager of a subsidiary	108	-
Mr. Yuwen Li	Vice President	-	765
		$13,046	$1,957

Due from related parties mainly consists of funds advanced to related parties as borrowings or funds advanced to pay off the Company’s expenses. The balances are unsecured, non-interest bearing. During the nine months ended September 30, 2021 and 2020, the Company advanced $3,136,194 and $12,099 to its related parties, and collected $3,642,059 and $168 repayments, respectively.

Due to related parties mainly consists of borrowings for working capital purpose, the balances are unsecured, non-interest bearing and due on demand. During the nine months ended September 30, 2021 and 2020, the Company borrowed $1,867,770 and $561,107 from its related parties, and repaid $1,622,380 and $194,902, respectively.

In addition, during the nine months ended September 30, 2021 and 2020, the Company’s related parties paid expenses on the Company’s behalf in amounts of $532,912 and $277,081, respectively.

NOTE 10- RELATED PARTY TRANSACTIONS

Amounts due from related parties as of December 31, 2020 and 2019 are as follows:

		2020	2019
Mr. Yumin Lin	President, Chief Executive Officer, Secretary, Director	$45,662	$-
Mr. Kaihong Lin	Chief Financial Officer and Treasurer	215,973	-
Ms. Xiulan Zhou	Manager of a subsidiary, Mr. Yumin Lin’s wife	360,273	-
Mr. Huagen Li	Manager of a subsidiary	123,456	-
Mr. Zhipeng Zuo	Manager of a subsidiary	133,658	-
Ms. Shuqin Chen	Subsidiary’s manager	105,784	-
		$984,806	$-

Amounts due to related parties as of December 31, 2020 and 2019 are as follows:

		2020	2019
Mr. Yumin Lin	President, Chief Executive Officer, Secretary, Director	$-	$791,576
Ms. Qingmei Lin	Mr. Yumin Lin’s former wife	-	17,201
Mr. Yuwen Li	Vice President	292,024	-
Ms. Lihua Li	Mr. Yuwen Li’s wife	677	-
Mr. Zihao Ye	Manager of a subsidiary	12,958	-
Mr. Weihua Zuo	Manager of a subsidiary	2,298	-
Mr. Deqin Ke	Manager of a subsidiary	9,274	-
Ms. Xiuyun Wang	Manager of a subsidiary	1,483	-
Mr. Shengpin Liu	Manager of a subsidiary	306	-
Mr. Aisheng Zhang	Manager of a subsidiary	3,063	-
Mr. Zhihua Liao	Manager of a subsidiary	12,254	-
Shenzhen DaXingHuaShang Industry Development Ltd.	Mr. Yumin Lin is the supervisor of Shenzhen DaXingHuaShang Industry Development Ltd.	3,063	-
		$337,400	$808,777

Revenues generated from related parties during the years ended December 31, 2020 and 2019 are as follows:

		2020	2019
Mr. Yuwen Li	Vice President	$627	$-
Mr. Kaihong Lin	Chief Financial Officer and Treasurer	51	-
Mr. Yumin Lin	President, Chief Executive Officer, Secretary, Director	332	-
Mr. Naiyong Luo	Manager of a subsidiary	-	220,203
Ms. Xiulan Zhou	Manager of a subsidiary, Mr. Yumin Lin’s wife	42	-
Shenzhen DaXingHuaShang Industry Development Ltd	Mr. Yumin Lin is the supervisor of Shenzhen DaXingHuaShang Industry Development Ltd.	1,257	-
Shenzhen DaXingHuaShang Supplychain Service Co.	Subsidiary of Shenzhen DaXingHuaShang Industry Development Ltd	269,552	-
Guangdong Shuiyijia Distribution Co.	Ms. Lihua Li is the supervisor of this company	149	-
Mr. Hongwei Ye	Manager of a subsidiary, Shareholder	1,225	25,189
Mr. Zihao Ye	Manager of a subsidiary	442	-
		$273,677	$245,392

Due from related parties mainly consists of funds advanced to related parties as borrowings or funds advanced to pay off the Company’s expenses. The balances are unsecured, non-interest bearing. During the year ended December 31, 2020, the Company advanced $936,192 to its related parties, and collected $46,388 repayments.

Due to related parties mainly consists of borrowings for working capital purpose, the balances are unsecured, non-interest bearing and due on demand. During the year ended December 31, 2020, the Company borrowed $571,453 from these related parties, and repaid $920,457.

In addition, during the year ended December 31, 2020, these related parties paid expenses on the Company’s behalf in an amount of $498,549.

During the year ended December 31, 2020, the Company has also settled its balance due to Yumin Lin in an amount of $796,119 with 24,272 shares (given effect of the Reverse Stock Split, see Note 13) of the Company’s common stock resulted in a conversion loss of $199,030 recorded as other expense.